LEASES (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Leases
Schedule of future minimum payments under non-cancellable operating leases

Remainder of Fiscal 2025	$456,000
Fiscal 2026	587,000
Fiscal 2027	464,000
Fiscal 2028	428,000
Fiscal 2029	440,000
Thereafter	1,111,000
Total future minimum lease payments	3,486,000
Less imputed interest	(605,000)
Present value of lease liabilities	2,881,000
Less current portion of lease liabilities	(455,000)
Long-term portion of lease liabilities	$2,426,000

Fiscal 2025	$556,000
Fiscal 2026	510,000
Fiscal 2027	419,000
Fiscal 2028	428,000
Fiscal 2029	440,000
Thereafter	1,111,000
Total future minimum lease payments	3,464,000
Less imputed interest	(630,000)
Present value of lease liabilities	2,834,000
Less current portion of lease liabilities	(404,000)
Long-term portion of lease liabilities	$2,430,000